Redeemable Noncontrolling Interests (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Redeemable Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interests	The changes in the carrying amount of redeemable noncontrolling interests consisted of the following for the three months ended March 31, 2021 and 2020:

	Three Months Ended March 31,
	2021	2020
Beginning balance	$2,618,000	$1,462,000
Additions	10,000	1,118,000
Distributions	(5,000)	(25,000)
Adjustment to redemption value	140,000	108,000
Net loss attributable to redeemable noncontrolling interests	(140,000)	(83,000)

Ending balance	$2,623,000	$2,580,000

The changes in the carrying amount of redeemable noncontrolling interests consisted of the following for the years ended December 31, 2020 and 2019:

	December 31,
	2020	2019
Beginning balance	$1,462,000	$1,371,000
Additions	1,138,000	151,000
Distributions	(104,000)	(151,000)
Adjustment to redemption value	615,000	173,000
Net loss attributable to redeemable noncontrolling interests	(493,000)	(82,000)

Ending balance	$2,618,000	$1,462,000